Equity (Tables)	6 Months Ended
Apr. 30, 2025
Equity [Abstract]
Schedule of Warrants Activity

A summary of warrant activity was as follows:

		Weighted average	Weighted
	Number of	exercise price	average life	Expiration
	warrants	per hare	Years	dates
Balance of warrants outstanding as of October 31, 2023	-	-	-	-
- Warrants issued in connection with the September 2024 Note	961,807	4.15	5.0 years	September 15, 2029
Balance of warrants outstanding and exercisable as of October 31, 2024	961,807	4.15	4.9 years	-
Exercised	(520,255)	-	-	-
Balance of warrants outstanding and exercisable as of April 30, 2025	441,552	4.15	4.4 years	-